LONG-TERM BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
LONG-TERM BANK LOANS

NOTE—8        LONG-TERM BANK LOANS

	As of
	June 30, 2015	December 31, 2014
Bank loans from financial institutions in Malaysia		(Audited)
Standard Chartered Saadiq Berhad	$415,690	$453,556
United Overseas Bank (Malaysia) Berhad	279,998	304,283
	695,688	757,839
Less: current portion	(14,491)	(15,067)

Bank loan, net of current portion	$681,197	$742,772

In May 2013, the Company obtained a loan in the principal amount of $495,170 (approximately MYR1,630,000) from Standard Chartered Saadiq Berhad, a financial institution in Malaysia to finance the acquisition of leasehold office units at Skypark One City, Selangor in Kulua Lumpur, Malaysia which bears interest at the base lending rate less 2.1% per annum with 300 monthly installments of $2,840 (approximately MYR9,300) each and will mature in May 2038. The mortgage loan is secured by (i) the first legal charge over the property, (ii) personally guaranteed by Mr. Lee Chong Kuang and Mr. Loke Che Chan Gilbert, the directors of the Company, and (iii) corporate guaranteed by a related company which controlled by the directors of the Company.

In August 2013, the Company, through Mr. Lee Chong Kuang, the director of the Company, obtained a loan in the principal amount of $326,530 (approximately MYR1,075,000) from United Overseas Bank (Malaysia) Berhad, a financial institution in Malaysia to finance the acquisition of a leasehold office unit at Northpoint, Mid Valley City in Kulua Lumpur, Malaysia which bears interest at the base lending rate less 2.2% per annum with 360 monthly installments of $1,645 (approximately MYR5,400) each and will mature in August 2043. The mortgage loan is secured by the first legal charge over the property.

Maturities of the long-term bank loans for each of the five years and thereafter following June 30, 2015 are as follows:

Period ending June 30:
2016	$14,491
2017	15,271
2018	16,000
2019	16,764
2020	17,483
Thereafter	615,679

Total	$695,688

For the six months ended June 30, 2015 and 2014, the base lending rate is 6.85% per annum.

8. LONG-TERM BANK LOANS

	As of December 31,
	2014	2013
Bank loans from financial institutions in Malaysia
Standard Chartered Saadiq Berhad	$453,556	$491,519
United Overseas Bank (Malaysia) Berhad	304,283	296,341
	757,839	787,860
Less: current portion	(15,067)	(15,160)

Bank loan, net of current portion	$742,772	$772,700

In May 2013, the Company obtained a loan in the principal amount of $495,170 (approximately MYR1,630,000) from Standard Chartered Saadiq Berhad, a financial institution in Malaysia to finance the acquisition of leasehold office units at Skypark One City, Selangor in Kulua Lumpur, Malaysia which bears interest at the base lending rate less 2.1% per annum with 300 monthly installments of $2,840 (approximately MYR9,300) each and will mature in May 2038. The mortgage loan is secured by (i) the first legal charge over the property, (ii) personally guaranteed by Mr. Lee Chong Kuang and Mr. Loke Che Chan Gilbert, the directors of the Company, and (iii) corporate guaranteed by a related company which controlled by the directors of the Company.

In August 2013, the Company, through Mr. Lee Chong Kuang, the director of the Company, obtained a loan in the principal amount of $326,530 (approximately MYR1,075,000) from United Overseas Bank (Malaysia) Berhad, a financial institution in Malaysia to finance the acquisition of a leasehold office unit at Northpoint, Mid Valley City in Kulua Lumpur, Malaysia which bears interest at base lending rate less 2.2% per annum with 360 monthly installments of $1,645 (approximately MYR5,400) each and will mature in August 2043. The mortgage loan is secured by the first legal charge over the property.

Maturities of the long-term bank loans for each of the five years and thereafter following December 31, 2014 are as follows:

Years ending December 31:
2015	$15,067
2016	16,002
2017	16,864
2018	17,669
2019	18,512
Thereafter	673,725

Total	$757,839

For the years ended December 31, 2014 and 2013, the base lending rate is 6.85% per annum.